OTHER ASSETS - Schedule of Other Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non-financial assets
Prepaid expenses	$ 4,223	$ 4,439
Prepayments to suppliers	1,240	1,039
Input tax from business tax	2,122	6,439
Temporary payments for commodity tax	2,339	3,742
Prepayments for property, plant and equipment	807	1,455
Intangible assets	428	229
Current tax assets	229	197
Others	73	4
Non-financial assets	11,461	17,544
Financial assets
Refundable and restricted deposits	8,665	14,035
Others	58	76
Other financial assets	8,723	14,111
Other assets	20,184	31,655
Current	12,762	23,727
Non-current	$ 7,422	$ 7,928
Bottom of range
Financial assets
Restricted time deposits	0.0068	0.0068
Top of range
Financial assets
Restricted time deposits	0.0750	0.0750